General Information and Reorganization	12 Months Ended
Dec. 31, 2022
General Information And Reorganization [Line Items]
General Information and Reorganization
1.
General information, Reorganization and Significant Events of the year

1.1 General information

DLocal Limited (“dLocal” or the “Company”) is a holding company, referred to together with its subsidiaries as the “Group”. dLocal is a limited liability company. The Group was established on October 5, 2016, under the holding company dLocal Group Limited, domiciled and incorporated in Malta, and on April 14, 2021 it was reorganized under dLocal, domiciled and incorporated in the Cayman Islands. The Company is the ultimate controlling party of the Group.

The Group processes payment transactions, enabling merchants located in developed economies (mainly United States, Europe and China) to get paid (“payins”) from customers in emerging markets and to make payments (“payouts”) to customers in emerging markets. As of the date of issuance of these Consolidated Financial Statements, the Group continued to focus on its expansion efforts bringing the total number of countries in the geographic network to 40.

In order to conduct its business, the Group has direct connections with banks, acquirers and payments processors to process payments locally in emerging markets. It also operates with financial institutions to expatriate/repatriate the funds to/from the developed economies where the merchant customers elect to settle their funds in the currency of their preference (mainly U.S. Dollar and Euro). These consolidated financial statements include dLocal’s subsidiaries and details of the structure are included under Note 4: Consolidation of subsidiaries.

The Group is licensed and regulated in the EU as an Electronic Money Issuer, or EMI, and Payment Institution, or PI, and registered as a Money Service Business with the Financial Crimes Enforcement Network of the U.S. Department of the Treasury, or FinCEN, and operates and may be licensed, as applicable, in 40 countries in emerging markets, primarily in the Americas, Asia and Africa.

In addition, the Group is subject to laws aimed at preventing money laundering, corruption and the financing of terrorism. This regulatory landscape is constantly changing, including as a consequence of the implementation of the Fifth Anti-Money Laundering Directive (Directive (EU) 2018/843, “MLD5”) and the proposed amendments to the MLD4, often referred to as the fourth Anti-Money Laundering Directive.

As part of the requirements for maintaining its financial institution license, the Maltese subsidiary dLocal Limited is subject to externally imposed capital requirements by the regulator in Malta, which initially amounted to Euros 400 thousands (USD 453). As of December 31, 2022, such capital requirements were fulfilled. As of 31 December 2021 the subsidiary calculated its capital requirement at the level of Euros 530 (USD 600). As of December 31, 2021, Tier 1 Capital was temporarily short in respect of its regulatory capital requirement with an amount of USD 37,666. Such position was rectified upon the signing of the subsidiary's financial statements, due to the fact that profits registered during the year ended December 31, 2021, were verified as a result of the external audit of the financial statements of the subsidiary, and Tier 1 Capital post verification was considered to be that of USD 4,621, which is in excess of the externally imposed minimum capital requirement of Euros 530 thousands (USD 600).

1.2 Reorganization

On April 14, 2021, in a series of transactions as further described below, the owners of dLocal Group Limited completed the contribution of 100% of their respective interests in dLocal Group Limited, with par value 1.1211 U.S. Dollars per share, on a pro rata basis to a newly formed entity, dLocal, in exchange for 100% of the common shares of dLocal, with par value 1 U.S. Dollars per share with no additional consideration, defined as the “Reorganization”. The purpose of the Reorganization was to facilitate the initial public offering of the Group. dLocal had no prior assets, holdings or operations.

In connection with the Reorganization, the Group amended its existing employee share incentive plan, the “2020 Global Share Incentive Plan”. In this context, all obligations of dLocal Group Limited under this plan (including award agreements issued thereunder) have been transferred to dLocal, and options to purchase ordinary shares of dLocal Group Limited have been converted into options to purchase ordinary shares of dLocal. The conversion was based on a ratio intended to maintain in all material respects the same, and in no event greater, economic benefit to optionees as provided under the plans in effect prior to the Reorganization.

Additionally, the written resolution of dLocal’s shareholders dated May 19, 2021 and effective June 2, 2021, approved a 500-for-1 stock split of dLocal’s common shares, whereby every share of capital stock of dLocal was converted into 500 shares, changing the par value of dLocal’s common shares from 1 U.S. Dollars to 0.002 U.S. Dollars. Therefore, dLocal increased total shares outstanding from 577,008 shares to 288,504,000 shares. Consequently the 2020 Global Share Incentive Plan was also amended to reflect such change in the par value of the common shares. References made to outstanding shares and per share amounts in the accompanying financial statements and applicable disclosures have been retroactively adjusted to reflect this stock split.

The Reorganization was limited to entities which were all under the control of the same shareholder group and was implemented to facilitate the IPO, it did not qualify as a business combination under common control; rather, it was a Reorganization of the capital of dLocal Group Limited, the existing organization. Therefore, all financial and other information herein relating to December 2020 are presented using the historical values from the consolidated financial statements of dLocal Group Limited. However, the issued share capital reflects that of Dlocal as of the Reorganization date.

1.3 Significant events during the year

a)
Filing of Form 20-F

On May 2, 2022, the Group filed its annual report on Form 20-F as of December 31, 2021, and 2020 and for the years ended December 31, 2021, 2020, and 2019.

b)
Collateralized Credit Facility

On March 3, 2022, the subsidiary DLocal Group Limited (the “Borrower”) entered into a Credit Agreement (the “Agreement”) with Bank J. Safra Sarasin (Gibraltar) Ltd, acting through its London Branch (the “Bank”), pursuant to which the Bank grants a facility to the Borrower of a maximum amount of a total of USD 4,000 (the “Credit Facility”). The Borrower may utilize the Credit Facility for options and futures transactions as well as structured products subject to margin requirements. As of December 31, 2022, DLocal has not withdrawn any borrowing from the Credit Facility.

c)
Change in Management

On August 10, 2022, Alberto Almeida was appointed as the new Chief Technology Officer of the Company, effective immediately, following the decision of Hernan Di Chello to step down from that position to pursue an outside opportunity.

On October 27, 2022, Sumita Pandit stepped down as dLocal's Chief Operating Officer to pursue other opportunities. Ms. Pandit served as a consultant for dLocal on an interim basis, ensuring a smooth transition and supporting the company as her responsibilities effectively transitioned to other team members. Jacobo Singer has been appointed as the new President and Chief Operating Officer of the Company, effective immediately.

In June 2022 and February 2023, Gabriela Vieira and John O’Brien were appointed as the new General Counsel and Chief Revenue Officers of the Company, respectively.

d)
Annual General Meeting

On October 26, 2022, the shareholders of the Company held the Annual General Meeting and approved the following resolutions: (1) approved, as an ordinary resolution, the election of Ms. Mariam Toulan as director of the Company, following her appointment as interim director by the board of directors of the Company on June 2, 2022; and (2) to resolve, as an ordinary resolution, the approval and ratification of the Company’s financial statements and the auditor’s report for the fiscal year ended December 31, 2021.

e)
The Company Refutes Short-Seller Report and Announces Share Buyback Program and Proposed Share Purchases by Key Shareholders

On November 16, 2022, the ultimate parent entity of the group, DLocal Limited, issued a public statement with regard to a short seller report published that same day, stating that the report contained numerous inaccurate statements, groundless claims and speculation, that short seller reports are often designed to drive the stock price downwards to serve the short seller’s interests to the detriment of the company’s shareholders, and that the ultimate parent entity would rebut the allegations in the appropriate forum in due course.

On December 20, 2022, DLocal Limited announced that following a review of the short seller report that was performed at the Board of Directors’ request, with the assistance of professional advisors, including a global investigations and advisory services firm, and an additional review that was ongoing at that time and overseen by the Audit Committee, with the assistance of an independent counsel and an independent global expert services and forensic accounting firm, that the short seller report demonstrated a fundamental lack of understanding of the Company’s financial statements and business. Based on those two separate reviews, the Company’s announcement addressed certain allegations in the short seller report. The review overseen by the Audit Committee is now complete and concluded that those allegations were not substantiated.

On the same date, the Company also announced that on December 19, 2022, its Board of Directors approved a share buyback plan to purchase up to US$ 100 million of the Company's outstanding Class A common shares. The share buyback plan will expire on the earlier of July 2023, or when the US$100 million buyback limit is reached.